Share-Based Payments	12 Months Ended
Dec. 31, 2018
Share-Based Payments
Share-Based Payments

(B.3) Share-Based Payments

Accounting Policy, Management Judgment, and Sources of Estimation Uncertainty

Share-based payments cover cash-settled and equity-settled awards issued to our employees. The respective expenses are recognized as employee benefits and classified in our Consolidated Income Statements according to the activities that the employees perform.

Most of these awards are described in detail below. SAP has other share-based payment plans not described below, which are, individually and in aggregate, immaterial to our Consolidated Financial Statements.

Where we economically hedge our exposure to cash-settled awards, changes in the fair value of the respective hedging instruments are also recognized as employee benefits expenses in profit or loss. The fair values of hedging instruments are based on market data reflecting current market expectations.

We use certain assumptions in estimating the fair values for our share-based payments, including expected share price volatility and expected award life (which represents our estimate of the average remaining life until the awards are exercised or expire unexercised). In addition, the final payout for plans also depends on the achievement of performance indicators and on our share price on the respective exercise dates. Changes to these assumptions and outcomes that differ from these assumptions could require material adjustments to the carrying amount of the liabilities we have recognized for these share-based payments. The fair value of the share units granted under the LTI 2016 Plan are dependent on our performance against a group of peer companies (Peer Group Index), the volatility, and the expected correlation between the price of the index and our share price.

We believe that the expected volatility is the most sensitive assumption we use in estimating the fair values of our share options. Regarding future payout under our cash-settled plans, the SAP share price is the most relevant factor. With respect to our LTI 2016 Plan, we believe that future payout will be significantly impacted not only by our share price but also by the relative performance against the Peer Group Index. Changes in these factors could significantly affect the estimated fair values as calculated by the valuation model, and the future payout.

Under certain programs, we grant our employees discounts on purchases of SAP shares. Since those discounts are not dependent on future services to be provided by our employees, the discount is recognized as an expense when the discounts are granted.

The operating expense line items in our income statement include the following share-based payment expenses:

Share-Based Payment Expenses by Function

€ millions	2018	2017	2016
Cost of cloud and software	78	115	89
Cost of services	142	158	101
Research and development	210	269	190
Sales and marketing	312	442	292
General and administration	88	135	113
Share-based payments	830	1,120	785
Thereof cash-settled share-based payments	674	963	678
Thereof equity-settled share-based payments	156	157	107

a) Cash-Settled Share-Based Payments

Long-Term Incentive 2016 Plan (LTI 2016 Plan)

The purpose of the LTI 2016 Plan is to reward our Executive Board Members for the annual achievement of SAP’s operating profit (non-IFRS, at constant currency) targets, to ensure long-term retention of our Executive Board members, and to reward them for the long-term SAP share price performance as compared to its main peer group (Peer Group).

The virtual share program came into effect on January 1, 2016. A LTI tranche is granted annually and has a term of four years (2016–2018 tranches). Each grant starts with determining a grant amount in euros. The grant amount is based on the Executive Board members’ contractual LTI target amount and the operating profit target achievement for the previous year. The Supervisory Board sets the grant amount at a level between 80% and 120% of the contractual LTI target amount, taking into account the operating profit target achievement. This grant amount is converted into virtual shares, referred to as share units, by dividing the grant amount by the grant price. The grant price is the arithmetic mean of the XETRA closing prices of the SAP share on the 20 trading days following the publication of SAP’s fourth-quarter results.

All share units granted in this way, comprising 60% Performance Share Units (PSUs) and 40% Retention Share Units (RSUs), have a vesting period of approximately four years. At the end of the vesting period, the corresponding share units are non-forfeitable. The payout price used for the settlement is the arithmetic mean of the XETRA closing prices of the SAP share on the 20 trading days following the publication of SAP’s fourth-quarter results subsequent to the end of the vesting period. The payout price is capped at 300% of the grant price. The LTI tranche is cash-settled and paid in euros after the Annual General Shareholders’ Meeting of the corresponding year.

The number of PSUs ultimately paid out depends on the performance of the SAP share – absolute and relative to the Peer Group Index. In contrast, the final number of RSUs is fixed. SAP’s absolute share price performance is measured by comparing the grant price against the payout price. If the SAP share price performance equals the Peer Group Index performance over the same period, the performance factor is set at 100%. If the SAP share price performs better than the Peer Group Index (measured as difference between SAP share price performance and Peer Group Index performance), the performance factor is increased by the percentage point of the outperformance of the SAP share price. The percentage point is doubled if, additionally, the payout price is higher than the grant price. The performance factor is capped at 150%. If the Peer Group Index performs better than the SAP share price, the performance factor is decreased by the percentage point of the outperformance of the Peer Group Index. All PSUs lapse if the performance factor is below 50%.

If an Executive Board member’s service contract is terminated before the end of the third year following the year in which the share units were granted, both the RSUs and PSUs are forfeited in whole or in part, depending on the circumstances of the relevant resignation from office or termination of the service contract.

Long-Term Incentive 2015 Plan (LTI 2015 Plan)

Under the LTI 2015 Plan, we granted members of our former Global Managing Board virtual shares, referred to as share units, between 2012 and 2015 (2012–2015 tranches).

Each share unit vested at the end of the year in which it was granted. The share units are subject to a three -year holding period before payout. The payout depends on the number of vested share units and the SAP share price, which is set directly after the publication of SAP’s fourth-quarter results for the last financial year of the respective three-year holding period.

SAP Stock Option Plan 2010 (SOP 2010)

Under the SOP 2010, we granted virtual stock options to members of the Senior Leadership Team, Global Executives, employees with an exceptional rating, and high potentials between 2010 and 2015, and only in 2010 and 2011 to members of the Executive Board.

The grant base value was based on the average closing price of the SAP share over the five trading days prior to the Executive Board resolution date.

The options granted under the SOP 2010 give the employees the right to receive a certain amount of cash by exercising the options. After a three-year vesting period  (four years for members of the Executive Board), the plan provides for 11 predetermined exercise dates every calendar year (one date per month except for April) until the rights lapse six years after the grant date (seven years for members of the Executive Board). Employees can exercise their options only if they are employed by SAP; if they leave the Company, the options forfeit. Executive Board members’ options are non-forfeitable once granted – if the service agreement ends in the grant year, the number of options is reduced pro rata temporis. Any options not exercised up to the end of their term expire.

The exercise price is 110% of the grant base value, which is  €59.85 for the 2013 tranche, €60.96 for the 2014 tranche, and €72.18 for the 2015 tranche.

The weighted average exercise price of exercised options in 2018 was €67.59 (2017: €58.16) and of outstanding options at year end 2018 was €67.62 (2017: €67.55).

Monetary benefits will be capped at 100% of the exercise.

Restricted Stock Unit Plan Including Move SAP Plan (RSU Plan)

To retain and motivate executives and certain employees, we grant since 2014 virtual shares representing a contingent right to receive a cash payment determined by the SAP share price and the number of share units that ultimately vest.

Granted share units will vest in different tranches, either:

   Over a one-to-three-year service period only, or

   Over a three-year service period and upon achieving certain key performance indicators (KPIs)

The number of performance-based share units (PSUs) that will vest under the different tranches were contingent upon achievement of the operating profit (non-IFRS, at constant currency) KPI target in the year of grant. Depending on performance, the number of PSUs vesting ranges between 0% and 200% of the number initially granted. Performance against the KPI target was 106.7% (2017: 78.2%; 2016: 85.1%). All share units are paid out in cash upon vesting.

The valuation of our outstanding cash-settled plans was based on the following parameters and assumptions:

Fair Value and Parameters Used at Year End 2018 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	LTI 2015 Plan		SOP 2010	RSU Plan
	(2016-2018	(2014–2015		(2013–2015	(2015–2018
	Tranches)	Tranches)		Tranches)	Tranches)
Weighted average fair value as at 12/31/2018	65.89	86.93		20.67	85.24
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Other	1)	Monte Carlo	Other	1)
Share price	86.93	86.93		86.93	86.93
Risk-free interest rate, depending on maturity (in %)	-0.70 to -0.55	NA		-0.67 to -0.25	-0.69 to -0.31
Expected volatility (in %)	17.9 to 21.4	NA		22.8 to 38.5	NA
Expected dividend yield (in %)	1.63	NA		1.63	1.63
Weighted average remaining life of awards outstanding as at 12/31/2018 (in years)	2.4	0.1		1.2	1.0

1) For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as of the valuation date.

Fair Value and Parameters Used at Year End 2017 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	LTI 2015 Plan		SOP 2010	RSU Plan
	(2016–2017	(2013–2015		(2011–2015	(2014–2017
	Tranches)	Tranches)		Tranches)	Tranches)
Weighted average fair value as at 12/31/2017	84.16	92.40		26.45	92.08
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Other	1)	Monte Carlo	Other	1)
Share price	93.45	93.45		93.45	93.45
Risk-free interest rate, depending on maturity (in %)	-0.63 to -0.48	-0.81		-0.62 to -0.41	-0.70 to -0.32
Expected volatility (in %)	17.5 to 19.6	NA		21.1 to 34.5	NA
Expected dividend yield (in %)	1.38	1.38		1.38	1.38
Weighted average remaining life of awards outstanding as at 12/31/2017 (in years)	2.9	0.8		1.6	1.1

1) For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as of the valuation date.

For the SOP 2010, expected volatility of the SAP share price is based on a blend of implied volatility from traded options with corresponding remaining lives and exercise prices as well as historical volatility with the same expected life as the options granted.

For the LTI 2016 Plan valuation, the Peer Group Index price on December 31, 2018, was US$277.92 (2017: US$247.24); the expected dividend yield of the index of 1.30% (2017: 1.16%), the expected volatility of the index of 19% to 24% (2017: 16% to 17%), and the expected correlation of the SAP share price and the index price of 36% to 42% (2017: 41% to 48%) are based on historical data for the SAP share price and index price.

The expected remaining life of the options reflects both the contractual term and the expected, or historical, exercise behavior. The risk-free interest rate is derived from German government bonds with a similar duration. The SAP dividend yield is based on expected future dividends.

Changes in Outstanding Awards Under Our Cash-Settled Plans

Thousands, unless otherwise stated	LTI 2016 Plan	LTI 2015 Plan	SOP 2010	RSU Plan
	(2016–2018	(2013–2015	(2011–2015	(2014–2018
	Tranches)	Tranches)	Tranches)	Tranches)
12/31/2016	377	684	23,375	10,901
Granted	295	0	0	7,835
Adjustment based upon KPI target achievement	NA	0	NA	-124
Exercised	0	-152	-7,769	-4,388
Forfeited	-41	0	-1,134	-704
12/31/2017	631	531	14,472	13,520
Granted	295	0	0	8,512
Adjustment based upon KPI target achievement	NA	0	NA	49
Exercised	0	-146	-6,913	-5,840
Forfeited	0	0	-473	-977
12/31/2018	926	385	7,086	15,264

Outstanding awards exercisable as at
12/31/2017	0	0	4,948	0
12/31/2018	0	0	7,086	0

Total carrying amount (in € millions) of liabilities as at
12/31/2017	22	51	354	708
12/31/2018	30	35	146	774

Total intrinsic value of vested awards (in € millions) as at
12/31/2017	5	49	172	0
12/31/2018	3	34	137	0

Weighted average share price (in €) for awards exercised in
2017	NA	84.94	91.13	90.91
2018	NA	88.27	100.61	88.67

Total expense (in € millions) recognized in
2016	7	7	183	458
2017	14	9	221	712
2018	8	-3	43	611

Share-Based Payment Balances

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	714	316	1,030	815	340	1,154
Other non-financial liabilities	4,120	501	4,621	3,982	514	4,496
Share-based payment liabilities as % of other non-financial liabilities	17	63	22	20	66	26

Derivatives - Call options for share-based payments	68	0	68	90	0	90
Other financial assets	448	1,536	1,984	990	1,155	2,145
Derivatives - Call options for share-based payments as % of other financial assets	15	0	3	9	0	4

For more information about the derivatives, see Note (F.1).

b) Equity-Settled Share-Based Payments

Own SAP Plan (Own)

Under Own implemented in 2016, employees have the opportunity to purchase SAP shares without any holding period on a monthly basis. The investment per each eligible employee is limited to a percentage of the respective employee's monthly base salary. SAP matches the employee investment by 40% and adds a subsidy of €20 per month for non-executives. This plan is not open to members of the Executive Board.

Number of Shares Purchased

Millions	2018	2017	2016
Own	5.3	5.0	1.4

As a result of our equity-settled share-based payments transactions, we have commitments to grant SAP shares to employees. We intend to meet these commitments by reissuing treasury shares or to fulfill these obligations through an agent who administers the equity-settled programs and therefor purchases shares on the open market. Since 2016, we have fulfilled the obligations of Own through an agent.

Recognized Expense for Equity-Settled Plans

€ millions	2018	2017	2016
Own	149	140	77